Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Stock issued under stock-based compensation plans (in shares)	389,102	665,380	458,506
Stock issued under 401(k) Plan (in shares)	188,229	200,742	204,823
Dividends per common share (in dollars per share)	$ 2.36	$ 2.26	$ 2.01
Treasury stock, at cost
Repurchase of shares for treasury (in shares)	792,997	2,222,937	3,951,215